14. INCOME TAX: Schedule of components of deferred income tax assets (Tables)	12 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of components of deferred income tax assets

	2020	2019

Deferred income tax assets
Non-capital loss carryforwards	$ 1,945,000	$ 1,854,696
Allowable capital losses	9,000	-
Share issue costs	23,000	31,166
	1,977,000	1,885,862
Valuation allowance	(1,977,000)	(1,885,862)
Net deferred income tax assets	$ -	$ -